Lease Liabilities (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Summary Of Movement Of Lease Liabilities

	Year ended December 31,

	2021	2020

Balance, beginning of year	$5,536,287	$ 392,472

Additions	12,375,861	5,020,509

Lease payments	(1,591,300)	(163,811)

Early termination of leases	(24,552)	(39,706)

Lease concessions	-	(16,800)

Interest expense	1,340,492	345,958

Foreign exchange translation adjustment	(22,395)	(2,335)

Balance, end of year	$17,614,393	$ 5,536,287

Less: current portion of lease liabilities	(849,935)	(146,935)

Lease liabilities	$16,764,458	$ 5,389,352

As at December 31
2020
Balance, beginning of year	$392,472
Additions	5,020,509
Lease payments	(163,811)
Early termination of leases	(39,706)
Lease concessions	(16,800)
Interest expense	345,958
Foreign exchange translation adjustment	(2,335)

Balance, end of year	$5,536,287

Less: current portion of lease liabilities	(146,935)

Lease liabilities	$5,389,352

Summary Of Summary Of Future Minimum Lease Payments
The Company’s future minimum lease payments for the leases for retail, warehouse, production facilities, equipment and vehicle are as follows:

Fiscal year ending:	Retail, warehouse and production facilities	Equipment	Vehicle	Total

December 31, 2022	$ 1,841,099	$ 342,213	$ 12,175	$ 2,195,487

December 31, 2023	1,859,082	329,567	12,175	2,200,824

December 31, 2024	1,876,935	268,083	468	2,145,486

December 31, 2025	1,894,002	225,395	-	2,119,397

December 31, 2026	1,932,419	55,164	-	1,987,583

December 31, 2027 and thereafter	19,006,706	-	-	19,006,706

Total lease payments	28,410,243	1,220,422	24,818	29,655,483

Amounts representing interest over the term of the leases	(11,920,295)	(119,199)	(1,596)	(12,041,090)

Present value of net lease payments	16,489,948	1,101,223	23,222	17,614,393

Less: Current portion	(550,077)	(288,849)	(11,009)	(849,935)

Long-term portion	$ 15,939,871	$ 812,374	$ 12,213	$ 16,764,458

The Company’s future minimum lease payments for the leases for retail, production and distribution facilities, equipment and vehicle are as follows:

Fiscal year ending:	Retail and production facilities	Equipment	Vehicle	Total
December 31, 2021	$767,682	$53,004	$8,435	$829,121
December 31, 2022	859,956	4,200	8,078	872,234
December 31, 2023	826,611	2,100	8,078	836,789
December 31, 2024	819,034	—	311	819,345
December 31, 2025	834,295	—	—	834,295
December 31, 2026 and thereafter	7,787,053	—	—	7,787,053

Total lease payments	11,894,631	59,304	24,902	11,978,837
Amounts representing interest over the term of the leases	(6,434,532)	(2,681)	(5,337)	(6,442,550)

Present value of net lease payments	5,460,099	56,623	19,565	5,536,287
Less: Current portion	(90,697)	(50,657)	(5,581)	(146,935)

Long-term portion	$5,369,402	$5,966	$13,984	$5,389,352